Redeemable Convertible Preferred Stock and Stockholders' Deficit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Summary of Reserved for Issuance Upon the Potential Conversion or Exercise
The number of shares of Common Stock that have been reserved for issuance upon the potential conversion or exercise, as applicable, of the Company’s securities as of September 30, 2024, is as follows:

Outstanding options to purchase Common Stock	284,332
Restricted Stock Units	21,230
Warrants to purchase Common Stock	769,257
Shares of Common Stock issued upon the exercise of Public Warrants	750,383
Series A Preferred Stock	90,407
Earn-Out Shares	360,000
Convertible Notes	19,168

Total	2,294,777

Summary of Warrants to Purchase the Classes of Preferred Stock and Common Stock Outstanding	As of September 30, 2024, there were 16,151 Rollover Warrants outstanding to purchase Common Stock. Upon the closing of the Business Combination, certain Legacy Allurion preferred stock and Legacy Allurion common stock warrants that were converted into Rollover Warrants were determined to be equity classified.
In connection with the Public Offering and Private Placement, we issued the Public Offering Warrants and Private Placement Warrants. As of September 30, 2024, there were 662,701 Public Offering Warrants and 90,407 Private Placement Warrants outstanding to purchase Common Stock.

September 30, 2024
Issuance Date	Remaining Contractual Term (in years)	Underlying Equity Instrument	Balance Sheet Classification	Shares Issuable Upon Exercise of Warrant	Weighted Average Exercise Price
12/1/2014	0.2	Common Stock	Equity	1,771	$61.00
3/30/2021	6.5	Common Stock	Liability	5,203	168.25
9/15/2022	8.0	Common Stock	Liability	1,810	303.50
6/4/2022	7.7	Common Stock	Liability	1,810	303.50
1/17/2017	2.3	Common Stock	Equity	2,934	0.50
8/3/2017	2.8	Common Stock	Equity	392	28.25
9/8/2017	2.9	Common Stock	Liability	1,151	26.25
6/19/2018	3.7	Common Stock	Liability	720	26.25
6/25/2019	4.7	Common Stock	Liability	360	26.25
7/1/2024	4.8	Common Stock	Liability	753,106	30.00

				769,257

December 31, 2023
Issuance Date	Remaining Contractual Term (in years)	Underlying Equity Instrument	Balance Sheet Classification	Shares Issuable Upon Exercise of Warrant	Weighted Average Exercise Price
12/1/2014	0.9	Common Stock	Equity	1,771	$61.00
3/30/2021	7.2	Common Stock	Liability	5,203	168.25
9/15/2022	8.7	Common Stock	Liability	1,810	303.50
6/4/2022	8.4	Common Stock	Liability	1,810	303.50
1/17/2017	3.0	Common Stock	Equity	2,934	0.50
8/3/2017	3.6	Common Stock	Equity	392	28.25
9/8/2017	3.7	Common Stock	Liability	1,151	26.25
6/19/2018	4.5	Common Stock	Liability	720	26.25
6/25/2019	5.5	Common Stock	Liability	360	26.25

				16,151

As of December 31, 2023, there were 16,151 such Rollover Warrants outstanding to purchase Common Stock. Upon the closing of the Business Combination, certain Legacy Allurion preferred stock and Legacy Allurion common stock warrants that were converted into Rollover Warrants were determined to be equity classified.

December 31, 2023
Issuance Date	Remaining Contractual Term (in years)	Underlying Equity Instrument	Balance Sheet Classification	Shares Issuable Upon Exercise of Warrant	Weighted Average Exercise Price
12/1/2014	0.9	Common stock	Equity	1,771	$61.00
3/30/2021	7.2	Common stock	Liability	5,203	168.25
9/15/2022	8.7	Common stock	Liability	1,810	303.50
6/4/2022	8.4	Common stock	Liability	1,810	303.50
1/17/2017	3.0	Common stock	Equity	2,934	0.50
8/3/2017	3.6	Common stock	Equity	392	28.25
9/8/2017	3.7	Common stock	Liability	1,151	26.25
6/19/2018	4.5	Common stock	Liability	720	26.25
6/25/2019	5.5	Common stock	Liability	360	26.25

				16,151

December 31, 2022
Issuance Date	Remaining Contractual Term (in years)	Underlying Equity Instrument	Balance Sheet Classification	Shares Issuable Upon Exercise of Warrant	Weighted Average Exercise Price
4/1/2013	0.2	Series A-1 Preferred Stock	Liability	663	$48.75
12/1/2014	1.9	Series B Preferred Stock	Liability	2,431	61.00
3/30/2021	8.2	Series C Preferred Stock	Liability	5,203	168.25
9/15/2022	9.7	Series D-1 Preferred Stock	Liability	1,810	303.50
6/4/2022	9.4	Series D-1 Preferred Stock	Liability	1,810	303.50
1/17/2017	4.0	Common stock	Liability	2,934	0.50
8/3/2017	4.6	Common stock	Liability	392	28.25
9/8/2017	4.7	Common stock	Liability	1,151	26.25
6/19/2018	5.5	Common stock	Liability	720	26.25
6/25/2019	6.5	Common stock	Liability	360	26.25

				17,474